Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable, net
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable	2,201,926	2,379,642
Allowance for credit losses:
Balance at beginning of the year	(10,726)	(12,949)
Additions	(2,715)	(105,825)
Write-offs	492	50

Balance at end of the year	(12,949)	(118,724)

Accounts receivable, net	2,188,977	2,260,918